Schedule of Investments (unaudited)
January 31, 2025
 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.4%
Communication Services — 8.4%
Diversified Telecommunication Services — 0.5%
AT&T Inc.	97,000	$2,301,810
Entertainment — 0.8%
Electronic Arts Inc.	10,400	1,278,264
Netflix Inc.	2,320	2,266,083 *
Total Entertainment		3,544,347
Interactive Media & Services — 6.3%
Alphabet Inc., Class A Shares	42,190	8,607,604
Alphabet Inc., Class C Shares	30,000	6,168,000
Auto Trader Group PLC	216,600	2,109,654 (a)
Match Group Inc.	24,265	866,260
Meta Platforms Inc., Class A Shares	14,759	10,171,608
Total Interactive Media & Services		27,923,126
Media — 0.8%
Comcast Corp., Class A Shares	52,130	1,754,696
Fox Corp., Class A Shares	36,285	1,857,066
Total Media		3,611,762

Total Communication Services		37,381,045
Consumer Discretionary — 11.4%
Automobiles — 2.0%
General Motors Co.	59,643	2,949,943
Subaru Corp.	85,000	1,480,649 (a)
Tesla Inc.	10,484	4,241,826 *
Total Automobiles		8,672,418
Broadline Retail — 3.4%
Amazon.com Inc.	58,623	13,933,515 *
eBay Inc.	16,500	1,113,420
Total Broadline Retail		15,046,935
Hotels, Restaurants & Leisure — 0.4%
Booking Holdings Inc.	420	1,989,775
Household Durables — 0.6%
PulteGroup Inc.	24,000	2,730,720
Specialty Retail — 2.7%
AutoZone Inc.	600	2,010,126 *
Best Buy Co. Inc.	15,351	1,318,037
Gap Inc.	60,516	1,456,620
Home Depot Inc.	7,600	3,131,048
Kingfisher PLC	370,657	1,126,067 (a)
TJX Cos. Inc.	22,305	2,783,441
Total Specialty Retail		11,825,339
Textiles, Apparel & Luxury Goods — 2.3%
Asics Corp.	120,400	2,683,733 (a)
Deckers Outdoor Corp.	22,200	3,937,392 *
Hermes International SCA	500	1,406,330 (a)
See Notes to Schedule of Investments.

Franklin Global Equity Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Textiles, Apparel & Luxury Goods — continued
Pandora A/S	12,200	$2,334,084 (a)
Total Textiles, Apparel & Luxury Goods		10,361,539

Total Consumer Discretionary		50,626,726
Consumer Staples — 6.5%
Consumer Staples Distribution & Retail — 4.2%
BJ’s Wholesale Club Holdings Inc.	19,000	1,881,950 *
Costco Wholesale Corp.	4,050	3,968,514
Koninklijke Ahold Delhaize NV	61,000	2,161,692
Kroger Co.	40,000	2,465,600
Loblaw Cos. Ltd.	18,000	2,253,855
Tesco PLC	262,655	1,208,842 (a)
Walmart Inc.	48,600	4,770,576
Total Consumer Staples Distribution & Retail		18,711,029
Food Products — 1.3%
Bunge Global SA	11,851	902,217
Ingredion Inc.	12,810	1,747,796
Pilgrim’s Pride Corp.	36,636	1,705,039 *
WH Group Ltd.	1,971,000	1,537,567 (a)
Total Food Products		5,892,619
Household Products — 0.4%
Procter & Gamble Co.	12,007	1,993,042
Tobacco — 0.6%
Altria Group Inc.	48,711	2,544,176

Total Consumer Staples		29,140,866
Energy — 3.4%
Oil, Gas & Consumable Fuels — 3.4%
Cheniere Energy Inc.	10,025	2,242,091
ENEOS Holdings Inc.	326,500	1,641,420 (a)
Equinor ASA	64,367	1,550,200 (a)
Imperial Oil Ltd.	28,000	1,862,428
Inpex Corp.	116,000	1,384,350 (a)
Marathon Petroleum Corp.	14,900	2,171,079
Secure Waste Infrastructure Corp.	144,467	1,493,030
Suncor Energy Inc.	53,059	1,990,785
Valero Energy Corp.	7,649	1,017,317

Total Energy		15,352,700
Financials — 16.8%
Banks — 6.1%
ABN AMRO Bank NV, CVA	77,212	1,295,086 (a)
AIB Group PLC	193,860	1,139,936 (a)
Banco de Sabadell SA	693,288	1,634,200 (a)
Barclays PLC	482,915	1,769,882 (a)
Citigroup Inc.	20,020	1,630,229
Erste Group Bank AG	24,688	1,517,790 (a)
ING Groep NV	97,572	1,621,734 (a)
JPMorgan Chase & Co.	13,916	3,719,747
NatWest Group PLC	647,693	3,453,278 (a)
See Notes to Schedule of Investments.

Franklin Global Equity Fund 2025 Quarterly Report

 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Standard Chartered PLC	169,926	$2,285,424 (a)
UniCredit SpA	67,000	3,076,858 (a)
Wells Fargo & Co.	50,841	4,006,271
Total Banks		27,150,435
Capital Markets — 3.6%
3i Group PLC	48,000	2,306,081 (a)
Bank of New York Mellon Corp.	30,500	2,620,865
Deutsche Bank AG, Registered Shares	122,200	2,391,800 (a)
Onex Corp.	14,832	1,137,595
Partners Group Holding AG	850	1,291,277 (a)
SEI Investments Co.	23,971	2,075,409
Singapore Exchange Ltd.	188,500	1,696,024 (a)
State Street Corp.	25,132	2,553,914
Total Capital Markets		16,072,965
Consumer Finance — 0.6%
Synchrony Financial	40,500	2,793,690
Financial Services — 3.7%
Equitable Holdings Inc.	38,411	2,090,327
EXOR NV	12,674	1,200,841 (a)
Fidelity National Information Services Inc.	21,366	1,740,688
Investor AB, Class B Shares	50,000	1,423,811 (a)
Mastercard Inc., Class A Shares	2,994	1,662,957
MGIC Investment Corp.	102,649	2,621,655
PayPal Holdings Inc.	30,963	2,742,702 *
Visa Inc., Class A Shares	8,425	2,879,665
Total Financial Services		16,362,646
Insurance — 2.8%
Dai-ichi Life Holdings Inc.	60,000	1,638,311 (a)
Erie Indemnity Co., Class A Shares	2,610	1,051,700
Fairfax Financial Holdings Ltd.	1,700	2,288,260
Hartford Financial Services Group Inc.	20,000	2,231,000
Japan Post Insurance Co. Ltd.	50,000	974,382 (a)
MS&AD Insurance Group Holdings Inc.	106,500	2,208,161 (a)
Unum Group	23,302	1,776,777
Total Insurance		12,168,591

Total Financials		74,548,327
Health Care — 10.0%
Biotechnology — 4.1%
AbbVie Inc.	14,730	2,708,847
Exelixis Inc.	80,572	2,670,962 *
Gilead Sciences Inc.	41,709	4,054,115
Incyte Corp.	18,698	1,386,644 *
Neurocrine Biosciences Inc.	10,719	1,627,358 *
Regeneron Pharmaceuticals Inc.	1,402	943,518 *
United Therapeutics Corp.	8,564	3,007,420 *
Vertex Pharmaceuticals Inc.	4,065	1,876,729 *
Total Biotechnology		18,275,593
See Notes to Schedule of Investments.

Franklin Global Equity Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — 1.2%
Boston Scientific Corp.	16,004	$1,638,169 *
IDEXX Laboratories Inc.	3,500	1,477,175 *
Intuitive Surgical Inc.	3,614	2,066,774 *
Total Health Care Equipment & Supplies		5,182,118
Health Care Providers & Services — 0.9%
HCA Healthcare Inc.	7,100	2,342,361
Tenet Healthcare Corp.	11,127	1,567,683 *
Total Health Care Providers & Services		3,910,044
Life Sciences Tools & Services — 0.3%
Mettler-Toledo International Inc.	1,100	1,500,884 *
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	49,973	2,945,908
Eli Lilly & Co.	4,356	3,533,065
Johnson & Johnson	10,488	1,595,749
Novartis AG, Registered Shares	25,845	2,705,373 (a)
Novo Nordisk A/S, Class B Shares	18,443	1,557,044 (a)
Ono Pharmaceutical Co. Ltd.	51,000	530,572 (a)
Roche Holding AG	8,766	2,755,785 (a)
Total Pharmaceuticals		15,623,496

Total Health Care		44,492,135
Industrials — 9.3%
Aerospace & Defense — 2.0%
BAE Systems PLC	105,000	1,587,205 (a)
General Electric Co.	15,000	3,053,550
Howmet Aerospace Inc.	18,661	2,362,109
Lockheed Martin Corp.	4,470	2,069,387
Total Aerospace & Defense		9,072,251
Building Products — 1.3%
Builders FirstSource Inc.	8,000	1,338,240 *
Masco Corp.	21,600	1,712,448
Owens Corning	14,600	2,694,430
Total Building Products		5,745,118
Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA	28,000	1,425,598 (a)
Electrical Equipment — 0.9%
Acuity Brands Inc.	6,458	2,146,575
Eaton Corp. PLC	6,221	2,030,783
Total Electrical Equipment		4,177,358
Industrial Conglomerates — 0.5%
3M Co.	13,933	2,120,603
Machinery — 1.1%
Makita Corp.	31,300	925,618 (a)
Schindler Holding AG	6,885	1,989,476 (a)
Yangzijiang Shipbuilding Holdings Ltd.	911,500	2,041,285 (a)
Total Machinery		4,956,379
Passenger Airlines — 0.3%
Air Canada	83,691	1,129,240 *
See Notes to Schedule of Investments.

Franklin Global Equity Fund 2025 Quarterly Report

 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Professional Services — 1.0%
Leidos Holdings Inc.	12,863	$1,826,932
Wolters Kluwer NV	13,900	2,525,102 (a)
Total Professional Services		4,352,034
Trading Companies & Distributors — 1.9%
AerCap Holdings NV	18,072	1,727,683
Fastenal Co.	17,732	1,298,691
Ferguson Enterprises Inc.	5,350	968,992
Russel Metals Inc.	47,037	1,316,266
W.W. Grainger Inc.	2,900	3,081,743
Total Trading Companies & Distributors		8,393,375

Total Industrials		41,371,956
Information Technology — 25.3%
Communications Equipment — 1.6%
Arista Networks Inc.	42,800	4,931,844 *
Motorola Solutions Inc.	5,034	2,362,204
Total Communications Equipment		7,294,048
IT Services — 1.4%
GoDaddy Inc., Class A Shares	14,538	3,091,506 *
Twilio Inc., Class A Shares	21,947	3,216,991 *
Total IT Services		6,308,497
Semiconductors & Semiconductor Equipment — 8.9%
Applied Materials Inc.	18,700	3,372,545
ASML Holding NV	4,000	2,959,051 (a)
Broadcom Inc.	20,130	4,454,165
KLA Corp.	3,900	2,879,136
Lam Research Corp.	32,000	2,593,600
MediaTek Inc.	36,000	1,559,054 (a)
NVIDIA Corp.	160,823	19,310,018
QUALCOMM Inc.	14,300	2,472,899
Total Semiconductors & Semiconductor Equipment		39,600,468
Software — 7.6%
Adobe Inc.	4,200	1,837,290 *
AppLovin Corp., Class A Shares	7,088	2,619,654 *
Cadence Design Systems Inc.	6,000	1,785,720 *
Check Point Software Technologies Ltd.	12,100	2,638,042 *
DocuSign Inc.	29,051	2,810,103 *
Fair Isaac Corp.	1,027	1,924,146 *
Fortinet Inc.	26,639	2,687,342 *
Gen Digital Inc.	53,384	1,436,564
Microsoft Corp.	38,312	15,901,779
Total Software		33,640,640
Technology Hardware, Storage & Peripherals — 5.8%
Apple Inc.	91,335	21,555,060
Logitech International SA, Registered Shares	17,000	1,682,850 (a)
NetApp Inc.	20,685	2,525,639
Total Technology Hardware, Storage & Peripherals		25,763,549

Total Information Technology		112,607,202
See Notes to Schedule of Investments.

Franklin Global Equity Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Franklin Global Equity Fund
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Materials — 2.4%
Chemicals — 0.6%
	DuPont de Nemours Inc.	16,949	$1,301,683
	Shin-Etsu Chemical Co. Ltd.	52,500	1,627,618 (a)
Total Chemicals			2,929,301
Metals & Mining — 1.8%
	Centerra Gold Inc.	244,755	1,530,824
	Dundee Precious Metals Inc.	250,824	2,542,153
	Fortescue Ltd.	69,846	817,992 (a)
	Kinross Gold Corp.	153,945	1,733,980
	Steel Dynamics Inc.	9,911	1,270,590
Total Metals & Mining			7,895,539

Total Materials			10,824,840
Real Estate — 2.4%
Real Estate Management & Development — 1.0%
	CBRE Group Inc., Class A Shares	15,444	2,235,365 *
	CK Asset Holdings Ltd.	469,000	1,959,682 (a)
Total Real Estate Management & Development			4,195,047
Residential REITs — 0.5%
	Equity Residential	22,246	1,571,235
	Killam Apartment Real Estate Investment Trust	60,000	682,423
Total Residential REITs			2,253,658
Retail REITs — 0.6%
	Simon Property Group Inc.	15,022	2,611,725
Specialized REITs — 0.3%
	National Storage Affiliates Trust	38,499	1,430,238

Total Real Estate			10,490,668
Utilities — 2.5%
Electric Utilities — 0.3%
	Iberdrola SA	105,000	1,483,815 (a)
Gas Utilities — 0.4%
	Tokyo Gas Co. Ltd.	69,000	1,951,928 (a)
Independent Power and Renewable Electricity Producers — 1.1%
	Vistra Corp.	28,175	4,734,245
Multi-Utilities — 0.7%
	Atco Ltd., Class I Shares	41,500	1,320,084
	Centrica PLC	900,000	1,581,758 (a)
Total Multi-Utilities			2,901,842

Total Utilities			11,071,830
Total Investments before Short-Term Investments (Cost — $298,225,056)			437,908,295
	Rate
Short-Term Investments — 1.5%
Invesco Treasury Portfolio, Institutional Class (Cost — $6,526,944)	4.280%	6,526,944	6,526,944 (b)
Total Investments — 99.9% (Cost — $304,752,000)			444,435,239
Other Assets in Excess of Liabilities — 0.1%			397,155
Total Net Assets — 100.0%			$444,832,394

See Notes to Schedule of Investments.

Franklin Global Equity Fund 2025 Quarterly Report

 Franklin Global Equity Fund
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
CVA	—	Certificaaten van aandelen (Share Certificates)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin Global Equity Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin Global Equity Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$35,271,391	$2,109,654	—	$37,381,045
Consumer Discretionary	41,595,863	9,030,863	—	50,626,726
Consumer Staples	26,394,457	2,746,409	—	29,140,866
Energy	10,776,730	4,575,970	—	15,352,700
Financials	41,623,451	32,924,876	—	74,548,327
Health Care	36,943,361	7,548,774	—	44,492,135
Industrials	30,877,672	10,494,284	—	41,371,956
Information Technology	106,406,247	6,200,955	—	112,607,202
Materials	8,379,230	2,445,610	—	10,824,840
Real Estate	8,530,986	1,959,682	—	10,490,668
Utilities	6,054,329	5,017,501	—	11,071,830
Total Long-Term Investments	352,853,717	85,054,578	—	437,908,295
Short-Term Investments†	6,526,944	—	—	6,526,944
Total Investments	$359,380,661	$85,054,578	—	$444,435,239

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

Franklin Global Equity Fund 2025 Quarterly Report